Short-Term and Long-Term Borrowings (Details) - Schedule of Short-Term Bank Borrowings are Pledged by part of its Land Use Rights - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings, Total	$ 657,829	$ 617,430
Long-term Investment [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings, Total	$ 657,829	$ 617,430